Schedule of Investments (unaudited) March 31, 2023	BlackRock EuroFund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Belgium — 1.1%
Azelis Group NV	43,326	$1,097,913

Denmark — 2.3%
DSV A/S	12,341	2,392,888

Finland — 2.2%
Metso Outotec OYJ	85,700	935,791
Neste OYJ	27,153	1,341,463

		2,277,254

France — 40.0%
Airbus SE	21,099	2,818,140
ALD SA(a)	42,517	498,403
BNP Paribas SA	52,212	3,117,971
Capgemini SE	11,034	2,050,507
Dassault Systemes SE	48,678	2,008,018
Hermes International	1,076	2,179,175
Legrand SA	18,161	1,659,413
L’Oreal SA	1,865	833,361
LVMH Moet Hennessy Louis Vuitton SE	9,369	8,599,883
Pernod Ricard SA	13,230	2,995,680
Sanofi	13,090	1,419,986
Sartorius Stedim Biotech	5,125	1,572,325
Schneider Electric SE	26,273	4,390,843
Teleperformance	7,208	1,741,699
TotalEnergies SE	52,972	3,123,424
Vinci SA	23,104	2,648,696

		41,657,524

Germany — 14.0%
Commerzbank AG(b)	144,068	1,516,782
CTS Eventim AG & Co. KGaA(b)	21,814	1,363,721
Merck KGaA	13,209	2,462,617
MTU Aero Engines AG	10,080	2,522,416
Rational AG	1,224	822,754
Siemens AG, Registered Shares	26,189	4,242,720
Symrise AG	15,269	1,661,632

		14,592,642

Ireland — 1.8%
AIB Group PLC	234,910	950,808
Kingspan Group PLC	13,631	934,068

		1,884,876

Italy — 7.0%
Ferrari NV	7,608	2,061,643
FinecoBank Banca Fineco SpA	120,184	1,841,351
Moncler SpA	23,708	1,637,547
UniCredit SpA	91,025	1,715,626

		7,256,167

Netherlands — 19.1%
Adyen NV(a)(b)	852	1,357,601
ASM International NV	7,866	3,192,815
ASML Holding NV	13,105	8,930,375
BE Semiconductor Industries NV	11,263	984,449
Heineken NV	15,409	1,655,709
IMCD NV	16,020	2,619,522
QIAGEN NV(b)	26,485	1,206,298

		19,946,769

Security	Shares		Value

Portugal — 1.6%
EDP - Energias de Portugal SA		312,581	$1,703,227

Spain — 1.5%
CaixaBank SA		394,766	1,540,358

Sweden — 1.5%
Beijer Ref AB		91,152	1,599,490

Switzerland — 3.3%
Sika AG, Registered Shares		1,872	525,087
STMicroelectronics NV		54,861	2,923,196

			3,448,283

United Kingdom — 1.7%
Allfunds Group PLC		90,146	597,398
RELX PLC		36,229	1,173,345

			1,770,743

United States — 3.3%
Linde PLC(c)		9,159	3,219,264
Linde PLC		583	207,222

			3,426,486

Total Long-Term Investments — 100.4% (Cost: $75,474,915)			104,594,620

Short-Term Securities

Money Market Funds — 3.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 4.70%(d)(e)		511,002	511,002
SL Liquidity Series, LLC, Money Market Series, 5.01%(d)(e)(f)		2,837,107	2,837,107

			3,348,109

	Par (000)

Time Deposits — 1.0%

United States — 1.0%
Citibank, New York, 1.53%, 04/01/23	EUR	926	1,004,303

Total Short-Term Securities — 4.2% (Cost: $4,351,611)			4,352,412

Total Investments — 104.6% (Cost: $79,826,526)			108,947,032

Liabilities in Excess of Other Assets — (4.6)%			(4,787,995)

Net Assets — 100.0%			$104,159,037

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock EuroFund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 06/30/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/23	Shares Held at 03/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$492,237	$18,765	(a)	$—	$—	$—	$511,002	511,002	$11,592		$—
SL Liquidity Series, LLC, Money Market Series	2,813,256	22,938	(a)	—	(169)	1,082	2,837,107	2,837,107	13,698	(b)	—

					$(169)	$1,082	$3,348,109		$25,290		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Belgium	$—	$1,097,913	$—	$1,097,913
Denmark	—	2,392,888	—	2,392,888
Finland	—	2,277,254	—	2,277,254
France	—	41,657,524	—	41,657,524
Germany	—	14,592,642	—	14,592,642
Ireland	—	1,884,876	—	1,884,876
Italy	—	7,256,167	—	7,256,167
Netherlands	—	19,946,769	—	19,946,769
Portugal	—	1,703,227	—	1,703,227
Spain	—	1,540,358	—	1,540,358
Sweden	—	1,599,490	—	1,599,490
Switzerland	—	3,448,283	—	3,448,283

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock EuroFund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)
United Kingdom	$—	$1,770,743	$—	$1,770,743
United States	3,426,486	—	—	3,426,486
Short-Term Securities
Money Market Funds	511,002	—	—	511,002
Time Deposits	—	1,004,303	—	1,004,303

	$3,937,488	$102,172,437	$—	106,109,925

Investments Valued at NAV(a)				2,837,107

				$108,947,032

(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Currency Abbreviation

EUR	Euro

3